Investments - Narrative (Details) shares in Millions	Dec. 31, 2019 shares
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment (in shares)	22.6
Investment in Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment (in shares)	6.4